N-4	Oct. 24, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.
As previously described in the Supplement dated August 1, 2024, the Board of Trustees of Guggenheim Variable Funds Trust has approved an agreement and plan for the reorganization (the “Reorganization”) of the Guggenheim VIF Series Q (Small Cap Value) Fund (the “Guggenheim Fund”) into and with the NAA Small Cap Value Series Fund (the “NAA Fund”) of the New Age Alpha Variable Funds Trust. The Reorganization is anticipated to occur on or about October 25, 2024 (the “Reorganization Date”), subject to the approval of the shareholders of the Guggenheim Fund. As a result, the Subaccount that invests in the Guggenheim Fund (the “Guggenheim Subaccount”) will also be reorganized into and with a Subaccount that invests in the NAA Fund (the “NAA Subaccount”).
The investment adviser for the NAA Fund will be New Age Alpha Advisors, LLC. The adviser has contractually agreed, until April 30, 2026, to limit the current expenses of the NAA Fund so that they do not exceed the current expenses of the Guggenheim Fund.

Prospectuses Available [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.

C000253505 [Member]
Prospectus:
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC